Document and Entity Information	Apr. 22, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000810332
Document Type	8-K
Document Period End Date	Apr. 22, 2026
Entity Registrant Name	Republic Airways Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38626
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	2 Brickyard Lane
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(317)
Local Phone Number	484-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RJET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false